PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Oct. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET	PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment as of October 31, 2024 and 2023, consisted of the following:

	October 31,
	2024	2023
	(in millions)
Land	$69	$60
Buildings and leasehold improvements	1,786	1,409
Machinery and equipment	960	749
Software	267	275
Total property, plant and equipment	3,082	2,493
Accumulated depreciation and amortization	(1,304)	(1,223)
Property, plant and equipment, net	$1,778	$1,270

The additions in 2024 are primarily related to assets acquired from BIOVECTRA and our on-going expansion of our Frederick, CO. facility.

During 2024, we recorded asset impairments of $2 million. During 2023, we recorded asset impairments of $11 million. During 2022, there were no asset impairments. Depreciation expenses were $149 million in 2024, $128 million in 2023 and $120 million in 2022. In 2024 and 2023 we retired approximately $78 million and $68 million, respectively, of assets, the majority of which were fully depreciated and no longer in use.